RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Parties) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Due to related party	$ 69,469	$ 16,911
Due to shareholder	100,000	50,000
Ossen Material Research [Member]
Related Party Transaction [Line Items]
Due to related party	69,469	16,911
Dr. Tang [Member]
Related Party Transaction [Line Items]
Due to shareholder	$ 100,000	$ 50,000